SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS	6 Months Ended	12 Months Ended
	Jan. 31, 2018	Jul. 31, 2017
Supplemental Cash Flow Elements [Abstract]
SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS
8.	SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS

During the six month period ended January 31, 2018, the Company:

a)	Issued a total of 375,460 finders’ warrants valued at $29,385 recorded as share issuance costs (Note 7);

b)	Issued 417,184 units, each unit comprised of one share of common stock and one share purchase warrant, valued at $95,952, pursuant to a debt conversion in relation to finders’ fees payable on the private placement which closed on May 5, 2017 (Note 7); and

c)	Accrued $5,700 in share issuance costs through accounts payable and accrued liabilities.

During the six month period ended January 31, 2017, the Company

a)	Issued 1,130,400 agent warrants valued at $197,643 (Note 7);

b)	Issued 920,000 units, each unit comprising one common share and one share purchase warrant, valued at $184,000 for a debt conversion in relation to mineral property acquisition (Note 7); and

c)	Accrued $117,903 in share issuance costs through accounts payable and accrued liabilities.

11.	SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS

During the year ended July 31, 2017, the Company:

a)	Issued 1,577,388 finders’ warrants valued at $241,942 (Note 9);

b)	Issued 920,000 units, each unit comprising one share of common stock and one share purchase warrant, valued at $184,000 pursuant to a debt conversion in relation to mineral property acquisition. (Note 9); and

c)	Accrued $103,092 in share issuance costs through accounts payable and accrued liabilities.

During the year ended July 31, 2016, the Company:

a)	Issued 1,500,000 shares of common stock at $0.16 per share, valued at $240,000 for mineral properties (Note 4);

b)	Issued 484,000 finders’ warrants valued at $42,248 (Note 9);

c)	Issued 1,500,000 warrants valued at $223,031 for mineral properties (Note 4);

d)	Cancelled 13,000,186 shares of common stock valued at $13,000, pursuant to a share surrender and cancellation agreement (Note 8); and

e)	Accrued $2,664 in share issuance costs through accounts payable and accrued liabilities.